Inventories, net	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories, net

5. Inventories, net

Inventories consist of (in millions):

	December 31,
	2013	2012
Raw materials and supplies	$1,175	$1,268
Work in process	798	905
Finished goods and purchased products	3,630	3,718

Total	$5,603	$5,891